Supplementary Statement of Cash Flows Information - Schedule of Supplementary Statement of Cash Flows Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Supplemental non-cash activity
Preferred Stock common stock dividend (note 8)	$ 13	$ 173	$ 173	$ 362
Series A Preferred Stock cash dividend in accounts payable	2	2	8	8
Non-cash issue costs (note 8)				289
Equipment additions reclassified from prepaid expenses				447
Conversion of Series C Preferred Stock to common stock (note 8)	9,973	37	393
Preferred Stock Series C [Member]
Supplemental non-cash activity
Preferred Stock common stock dividend (note 8)	13	$ 173	173	362
Conversion of Series C Preferred Stock to common stock (note 8)	(9,973)		(393)	$ (1,909)
Preferred Stock Series A [Member]
Supplemental non-cash activity
Series A Preferred Stock cash dividend in accounts payable			$ 2
Series A Preferred Stock cash dividend in accounts payable and accrued liabilities	$ 2